Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
At beginning of year	£ 122	£ 93
Exchange differences	(4)	(3)
Acquisition of investments	6	12
Fair value movements	14	20
At end of year	£ 138	£ 122